UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
January 21, 2009

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:               116
                                              -----------
Form 13F Information Table Value Total:       $   407,603
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 12/31/08








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
3M Company	COM   88579Y101 1,448  25,178SH SOLE		       25,178
Aglres		COM   001204106	1,210  38,615SH SOLE                   38,615
Alliance Res.	COM   01877r108	1,401  52,130SH	SOLE		       52,130
Altria Group    COM   02209S103 3,632 241,203SH SOLE                  241,203
Anadarko Pete	COM   032511107   534  13,865SH SOLE		       13,865
Ashland Inc.	COM   044209104   346  33,000SH SOLE		       33,000
Atmos Energy	COM   049560105 1,297  54,730SH SOLE		       54,730
AutoNation Inc.	COM   05329W102	  721  73,000SH SOLE		       73,000
Bank of Amer.	COM   060505104 3,048 216,492SH SOLE                  216,492
BeBe Stores Inc.COM   075571109   759 101,710SH SOLE                  101,710
Black & Decker	COM   091797100	1,270  30,391SH SOLE                   30,391
Boardwalk Pipe.	COM   096627104 1,811 101,885SH SOLE		      101,885
Bristol Myers	COM   110122108   693  29,830SH SOLE                   29,830
Buckeye Partner COM   118230101 1,423  44,134SH SOLE                   44,134
Builders FirstS COM   12008R107   223 146,313SH SOLE                  146,313
Caterpillar 	COM   149123101 3,253  72,831SH SOLE                   72,831
CBL & Assoc     COM   124830100   442  68,000SH SOLE                   68,000
Charlotte Russe COM   161048103   266  41,000SH SOLE                   41,000
Chevron Corp	COM   166764100 6,513  88,051SH SOLE	               88,051
China Bak Batt  COM   16936Y100   231 142,710SH SOLE                  142,710
Citigroup	COM   172967101   609  90,876SH SOLE                   90,876
Cogent          COM   19239Y108   529  39,000SH SOLE                   39,000
ConocoPhillips  COM   20825C104 6,414 123,825SH SOLE                  123,825
Consol. Edison	COM   209115104	  468  12,040SH SOLE		       12,040
Cooper Tire Rub COM   216831107   717 116,500SH SOLE                  116,500
Coventry Health COM   222862104   624  42,000SH SOLE                   42,000
Crosstex Energy COM   22765u102   236  54,024SH SOLE                   54,024
Deluxe Corp	COM   248019101 2,390 159,805SH SOLE                  159,805
Dow Chemical	COM   260543103 2,647 175,419SH SOLE                  175,419
Dress Barn Inc. COM   261570105   469  43,700SH SOLE                   43,700
DTE Energy	COM   233331107 1,224  34,316SH SOLE                   34,316
Eagle Rock      COM   26985r104 3,451 732,742SH SOLE                  732,742
Eastman Chem	COM   277432100 2,300  72,542SH SOLE                   72,542
El Paso Pipe.   COM   283702108   453  29,100SH SOLE                   29,100
Enbridge Energy COM   29250r106   901  35,340SH SOLE                   35,340
Energy Trans Eq COM   29273V100   243  15,000SH SOLE                   15,000
Enerplus Res	COM   29274D604	  808  41,283SH SOLE		       41,283
Energy Transfer COM   29273R109 1,153  33,924SH SOLE                   33,924
Exxon Mobil	COM   30231G102   874  10,956SH SOLE                   10,956
Finish Line Inc.COM   317923100 1,099 196,310SH SOLE                  196,310
Fortune Brands	COM   349631101   802  19,429SH SOLE                   19,429
Freeport McM.	COM   35671D857 3,136 128,331SH SOLE                  128,331
Freightcar Amer.COM   357023100   566  31,000SH SOLE                   31,000
Gannett Co	COM   364730101   623  77,974SH SOLE                   77,974
General Elec	COM   369604103	4,769 294,433SH SOLE		      294,433
Genuine Parts	COM   372460105   623  16,460SH SOLE                   16,460
GlaxoSmithKlin  COM   37733W105 2,425  65,085SH SOLE                   65,085
H & E Equipment COM   404030108   377  49,005SH SOLE                   49,005
Harley David.	COM   412822108	1,362  80,270SH SOLE		       80,270
Hawaiian Elec.	COM   419870100	2,332 105,367SH SOLE		      105,367
Hershey Co.	COM   427866108	5,602 161,277SH SOLE		      161,277
Home Depot	COM   437076102	5,429 235,860SH SOLE		      235,860
Insteel Indust. COM   45774W108   390  34,600SH SOLE                   34,600
Ishares TR Dow  COM   464287739 8,710 233,969SH SOLE                  233,969
Johnson & John	COM   478160104 2,415  40,380SH SOLE                   40,380
JPMorgan Chase	COM   46625H100 2,616  82,983SH SOLE                   82,983
KBR, Inc.       COM   48242W106   456  30,000SH SOLE                   30,000
Kenneth Cole    COM   193294105   317  44,855SH SOLE                   44,855
Kinder Morgan   COM   494550106 1,972  43,114SH SOLE                   43,114
Kraft Foods 	COM   50075N104 4,356 162,236SH SOLE		      162,236
K-swiss         COM   482686102   250  21,935SH SOLE                   21,935
Limited Brand	COM   532716107   868  86,495SH SOLE                   86,495
Magellan Mid.   COM   559080106 1,377  45,598SH SOLE                   45,598
Marathon Oil	COM   565849106 1,408  51,486SH SOLE                   51,486
Masco Corp	COM   574599106 2,244 201,673SH SOLE                  201,673
Merck & Co.	COM   589331107 4,349 143,065SH SOLE                  143,065
Motorola Inc.	COM   620076109   730 164,879SH SOLE                  164,879
Nicor Inc.	COM   654086107	  767  22,085SH SOLE		       22,085
Nucor Corp.	COM   670346105	2,120  45,891SH SOLE		       45,891
Nustar          COM   67058h102 2,101  51,189SH SOLE                   51,189
Occidental Pet.	COM   674599105	185,755 3,096,435SH SOLE            3,096,435
Odyssey Healthc COM   67611V101 1,008 108,980SH SOLE                  108,980
Olin Corp	COM   680665205 2,755 152,382SH SOLE                  152,382
Paccar Inc	COM   693718108 2,838  99,237SH SOLE                   99,237
Pacer Intl Inc. COM   69373H106   281  27,000SH SOLE                   27,000
Patterson UTI   COM   703481101   268  23,350SH SOLE                   23,350
Penn VA         COM   707884102   668  58,781SH SOLE                   58,781
Penn West Ener. COM   707885109 1,041  93,652SH SOLE                   93,652
Petrochina Co.	COM   71646E100	1,107  12,445SH SOLE		       12,445
Pfizer		COM   717081103 6,518 368,050SH SOLE                  368,050
PG & E Corp     COM   69331C108 1,058  27,350SH SOLE                   27,350
Philip Morris	COM   718172109	3,821  87,838SH SOLE		       87,838
Pioneer DrillingCOM   723655106   307  55,190SH SOLE                   55,190
Plains All Amer COM   726503105 1,331  38,392SH SOLE                   38,392
Polaris Ind.	COM   731068102 2,045  71,397SH SOLE                   71,397
Portland Gene	COM   736508847   428  22,000SH SOLE		       22,000
PPG Industries	COM   693506107 3,262  76,898SH SOLE                   76,898
Rackable Sys.   COM   750077109   561 142,500SH SOLE                  142,500
Reynolds Amer.	COM   761713106   768  19,055SH SOLE                   19,055
Scana Corp 	COM   80589M102	1,066  29,955SH SOLE		       29,955
SKechers USA    COM   830566105   318  24,870SH SOLE                   24,870
Southern Copper COM   84265V105 4,553 283,500SH SOLE                  283,500
SPDR Gold Share COM   78463V107 20,288 234,500SH SOLE                 234,500
Steven Madden   COM   556269108 1,239  58,150SH SOLE                   58,150
Suncor Energy   COM   867229106   321  16,500SH SOLE                   16,500
Sunoco Inc.	COM   86764L108 1,143  26,315SH SOLE                   26,315
Sunoco Logist.  COM   86764L108 1,601  35,479SH SOLE                   35,479
Sun Cmntys Inc. COM   866674104 1,790 127,900SH SOLE                  127,900
TATA Motors	COM   876568502   407  91,668SH SOLE                   91,668
T C Pipelines   COM   87233q108 1,507  64,819SH SOLE                   64,819
Telecom Corp NZ	COM   879278208	2,661 397,295SH SOLE		      397,295
Teppco Partners COM   872384102   979  50,072SH SOLE                   50,072
Trinity Indust. COM   896522109   394  25,000SH SOLE                   25,000
Tyco Intl.	COM   G9143X208   281  13,015SH SOLE                   13,015
United Parcel	COM   911312106	1,651  29,948SH SOLE                   29,948
Universal Corp	COM   913456109 3,066 102,660SH SOLE                  102,660
Universal ForestCOM   913543104 1,175  43,700SH SOLE                   43,700
Valero Energy   COM   91913Y100 2,939 135,853SH SOLE                  135,853
Verizon Comm	COM   92343V104 7,145 210,794SH SOLE                  210,794
Viropharma Inc. COM   928241108 1,763 135,470SH SOLE                  135,470
Wal-Mart 	COM   931142103	1,814  32,375SH SOLE		       32,375
Western Refin.  COM   959319104 1,138 146,655SH SOLE                  146,655
Weyerhaeuser	COM   962166104	3,050  96,664SH SOLE		       96,664
Whirlpool Corp	COM   963320106 2,571  62,192SH SOLE                   62,192
Wyeth		COM   983024100 3,246  86,555SH SOLE                   86,555




REPORT SUMMARY:   116        407,603